Artisan Sustainable Emerging Markets Fund Annual Fund Operating Expenses - Artisan Sustainable Emerging Markets Fund	Nov. 13, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	31 January 2028
ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.46%	[1]
Expenses (as a percentage of Assets)	2.31%
Fee Waiver or Reimbursement	(1.32%)	[2]
Net Expenses (as a percentage of Assets)	0.99%

[1]	ETF Shares of the Fund are new so “Total Other Expenses” shown are based on anticipated fees and expenses for the first full fiscal year.
[2]	Artisan Partners Limited Partnership, the Fund's investment adviser (“Artisan Partners”), contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause total annual fund operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, acquired fund fees and expenses, borrowing costs such as dividends on securities sold short, and extraordinary charges such as litigation costs, but including management fees paid to Artisan Partners) not to exceed 0.99% of the average daily net assets of ETF Shares. This contract continues through 31 January 2028.